Liquidity (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Nov. 03, 2021 vessel	Feb. 05, 2021 vessel
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment | $	$ 15,168	$ 8,881
Suezmax and Aframax Tankers | September 2021 sale Leaseback
Other Commitments [Line Items]
Number Of Vessels	4
Aframax Tankers
Other Commitments [Line Items]
Number Of Vessels				2
Aframax Tankers | Subsequent Event [Member] | November 2021 Sale Leaseback
Other Commitments [Line Items]
Number Of Vessels			4